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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08718

                                    IPS Funds

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            9111 CrossPark Dr. E-120
                               Knoxville, TN 37923

--------------------------------------------------------------------------------
              (Address of principal executive offices)     (Zip code)

                        CITCO Mutual Fund Services, Inc.

                       83 General Warren Blvd., Suite 200

                                Malvern, PA 19355

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-232-9142

Date of fiscal year end: 11/30/2005
Date of reporting period: 2/28/2005

Item 1. Schedule of Investments.

IPS MILLENNIUM FUND
Schedule of Investments
February 28, 2005
--------------------------------------------------------------------------------

COMMON STOCKS - 56.55%                                                Market
                                                        Shares         Value
                                                     ------------   ------------
Communications - 1.68%
BellSouth Corp.                                            40,000   $  1,032,000
                                                                    ------------

Consumer, Cyclical - 4.44%
Barnes & Noble, Inc.*                                      80,000      2,732,800
                                                                    ------------

Consumer Discretionary - 0.71%
Dura Automotive Systems, Inc.*                             60,000        435,000
                                                                    ------------

Consumer, Non-Cyclical - 0.44%
The Standard Register Co.                                  20,000        271,800
                                                                    ------------

Financials - 14.35%
AFLAC, Inc.                                                80,000      3,066,400
American International Group, Inc.                         40,000      2,672,000
W.R. Berkley Corp.                                         60,000      3,081,600
                                                                    ------------
                                                                       8,820,000
                                                                    ------------
Industrials - 5.54%
Goodrich Corp.                                             30,000      1,110,900
Raytheon Co.                                               60,000      2,294,400
                                                                    ------------
                                                                       3,405,300
                                                                    ------------

Information Technology - 6.97%
Xerox Corp.*                                               30,000        468,000
Storage Technology Corp.*                                 120,000      3,816,000
                                                                    ------------
                                                                       4,284,000
                                                                    ------------

Telecom Services - 10.15%
CenturyTel, Inc.                                          100,000      3,364,000
Verizon Communications, Inc.                               80,000      2,877,600
                                                                    ------------
                                                                       6,241,600
                                                                    ------------
Utilities - 12.27%
Great Plains Energy, Inc.                                 100,000      3,099,000
National Fuel Gas Co.                                      80,000      2,265,600
TransCanada Corp.                                          90,000      2,176,200
                                                                    ------------
                                                                       7,540,800
                                                                    ------------

TOTAL COMMON STOCKS (Cost $32,012,861)                                34,763,300
                                                                    ------------

                                                       Principal
                                                        Amount
                                                     ------------
SHORT-TERM INVESTMENTS - 28.52%
Treasury Cash Series II, Rate 1.71% (a)                 3,000,000      3,000,000
First American Treasury Obligation Rate 1.97% (a)       3,000,000      3,000,000
U.S. Treasury Bill                                     11,535,000     11,533,622
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $17,533,622)                       17,533,622
                                                                    ------------

TOTAL INVESTMENTS (Cost $49,546,483) - 85.07%                       $ 52,296,922

Other Assets less Liabilities - 14.93%                                 9,178,109

                                                                    ------------
Total Net Assets - 100.00%                                          $ 61,475,031
                                                                    ============

(a) Variable rate security, the coupon rate shown represents the rate at February 28, 2005
*     Non-income producing security

IPS NEW FRONTIER FUND
Schedule of Investments
Feburary 28, 2005
--------------------------------------------------------------------------------

COMMON STOCKS - 59.00%                                                Market
                                                        Shares         Value
                                                     ------------   ------------
Communications - 1.60%
BellSouth Corp.                                             2,000   $     51,600
                                                                    ------------

Consumer, Cyclical - 4.25%
Barnes & Nobles, Inc.*                                      4,000        136,640
                                                                    ------------

Consumer Discretionary - 2.25%
Dura Automotive Systems, Inc.*                             10,000         72,500
                                                                    ------------

Consumer, Non Cyclical - 2.11%
The Standard Register Co.                                   5,000         67,950
                                                                    ------------

Consumer Staples - 8.33%
Coca-Cola Bottling Co.                                      5,000        268,100
                                                                    ------------

Financials - 15.30%
AFLAC, Inc.                                                 4,000        153,320
American International Group, Inc.                          2,000        133,600
W.R. Berkley Corp.                                          4,000        205,440
                                                                    ------------
                                                                         492,360
                                                                    ------------
Industrial - 2.30%
Goodrich Corp.                                              2,000         74,060
                                                                    ------------

Technology - 1.94%
Xerox Corp.*                                                4,000         62,400
                                                                    ------------

Industrials - 4.75%
Raytheon Co.                                                4,000        152,960
                                                                    ------------

Information Technology - 7.91%
Storage Technology Corp.*                                   8,000        254,400
                                                                    ------------

Telecom Services - 5.37%
CenturyTel, Inc.                                            3,000        100,920
Verizon Communications, Inc.                                2,000         71,940
                                                                    ------------
                                                                         172,860
                                                                    ------------

Utilities - 2.89%
Great Plains Energy, Inc.                                   3,000         92,970
                                                                    ------------

TOTAL COMMON STOCKS (Cost $1,800,563)                                  1,898,800
                                                                    ------------

                                                       Principal
                                                        Amount
                                                     ------------
SHORT-TERM INVESTMENTS - 24.70%
Treasury Cash Series II, Rate 1.71%(a)                    154,000        154,000
First American Treasury Obligation, Rate 1.97%(a)         154,000        154,000
U.S. Treasury Bill                                        487,000        486,942
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $794,942)                             794,942
                                                                    ------------

TOTAL INVESTMENTS (Cost $2,595,505) - 83.70%                        $  2,693,742

Other Assets less Liabilities, Net - 16.30%                              524,733

                                                                    ------------
Total Net Assets - 100.00%                                          $  3,218,475
                                                                    ============

(a) Variable rate security, the coupon rate shown represents the rate at February 28, 2005
*     Non-income producing security

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)IPS Funds

By /s/ Gregory D'Amico
       -------------------------------------
                  Gregory D'Amico

Date: April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Gregory D'Amico
       -------------------------------------
            Gregory D'Amico, President

Date: April 29, 2005


By /s/ Gregory D'Amico
       -------------------------------------
            Gregory D'Amico, Treasurer

Date: April 29, 2005